DEFERRED POLICY ACQUISITION COSTS (Tables)	12 Months Ended
Dec. 31, 2011
DEFERRED POLICY ACQUISITION COSTS
Rollforward of deferred policy acquisition costs

Years Ended December 31, (in millions)	2011	2010	2009

Chartis:
Balance, beginning of year	$2,099	$1,919	$2,420

Dispositions(a)	-	-	(418)
Acquisition costs deferred	4,548	4,058	4,158
Amortization expense	(4,324)	(3,894)	(4,352)
Increase due to foreign exchange and other	52	16	111

Balance, end of year	$2,375	$2,099	$1,919

SunAmerica:
Balance, beginning of year	$7,258	$8,462	$11,294

Dispositions(b)	-	-	(479)
Acquisition costs deferred	869	701	716
Amortization expense	(1,142)	(1,086)	(1,287)
Change in net unrealized losses on securities(c)	(486)	(817)	(735)
Increase (decrease) due to foreign exchange	3	1	(10)
Other(d)	-	(3)	(1,037)

Balance, end of year(e)	$6,502	$7,258	$8,462

Other operations:
Balance, beginning of year	$32	$17,505	$17,304

Dispositions(b)	-	(16,117)	-
Acquisition costs deferred	14	1,218	1,286
Amortization expense	(20)	(841)	(1,031)
Change in net unrealized gains (losses) on securities(c)	-	28	(37)
Increase due to foreign exchange	1	314	687
Activity of discontinued operations	-	59	446
Reclassified to Assets held for sale	-	(1,960)	(1,090)
Other(d)	(2)	(174)	(60)

Subtotal	$25	$32	$17,505
Consolidation and eliminations	35	42	49

Balance, end of year(e)	$60	$74	$17,554

Total deferred policy acquisition costs	$8,937	$9,431	$27,935

(a)
In 2009, Transatlantic was deconsolidated and 21st Century and HSB were sold.

(b)
In 2010, includes AIA which was deconsolidated and ALICO which was sold. In 2009, AIG Life Canada was sold.

(c)
In 2009, includes an increase of $1.0 billion and $2 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard for SunAmerica and Divested businesses, respectively.

(d)
In 2009, includes a decrease of $1.0 billion and $2 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard for SunAmerica and Divested businesses, respectively.

(e)
Includes $(1.4) billion, $(758) million and $176 million for SunAmerica at December 31, 2011, 2010 and 2009, respectively. For the year ended December 31, 2010, there were no net unrealized gains and losses on available for sale securities associated with divested businesses.